Other Accounts Receivable - Summary of Third party claims (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Accounts Receivables Amount Third Party Contract Claims Explanatory [Line Items]
Claims To Third Parties	S/ 212,565	S/ 83,054
Claims to third parties Current	108,748	38,874
Claims To Third Parties Noncurrent	103,817	44,180
Tecnicas Reunidas — Talara [Member]
Other Accounts Receivables Amount Third Party Contract Claims Explanatory [Line Items]
Claims To Third Parties	53,635
Claims To Third Parties Noncurrent	53,635
Municipalidad Metropolitana de Lima [Member]
Other Accounts Receivables Amount Third Party Contract Claims Explanatory [Line Items]
Claims To Third Parties	49,625
Claims to third parties Current	49,625
Ministerio de Vivienda and Fondo Mi Vivienda [Member]
Other Accounts Receivables Amount Third Party Contract Claims Explanatory [Line Items]
Claims To Third Parties	21,816	20,536
Claims To Third Parties Noncurrent	21,816	20,536
Accounts receivable from joint venture [Member]
Other Accounts Receivables Amount Third Party Contract Claims Explanatory [Line Items]
Claims To Third Parties	60,861	39,736
Claims to third parties Current	38,326	23,934
Claims To Third Parties Noncurrent	22,535	15,802
Others [Member]
Other Accounts Receivables Amount Third Party Contract Claims Explanatory [Line Items]
Claims To Third Parties	26,628	22,782
Claims to third parties Current	20,797	14,940
Claims To Third Parties Noncurrent	S/ 5,831	S/ 7,842